Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses
Royalty tax withholdings	$ 4,976	$ 4,644	$ 4,126
Professional fees	355	469	1,332
Non-income taxes	5,394	3,567	1,742
Accrued compensation	3,752	4,246	2,391
Accrued marketing	393	588	183
Other accrued expenses	1,987	2,092	1,101
Total accrued expenses	$ 16,857	$ 15,606	$ 10,875